Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Loans and financing
Schedule of loans and financing

	Interest rate	Maturity	2020	2019
Bank loan (a)	100% CDI + 0.7% pa	October/2020	—	98,561
Bank loan (b)	100% CDI + 2.7% pa	December/2021	100,395	—
Bank loan (c)	100% CDI + 2.7% pa	January/2022	200,788	—
Bank loan (d)	8.1% pa	March/2022	1,500	—
Bank loan (e)	8.2% pa	May/2022	8,373	—
Bank loan (f)	3.8% pa	November/2023	63	—
			311,119	98,561
Current			107,706	98,561
Non-current			203,413	—
(a)	On October 25, 2019, the Company entered into a loan agreement in the amount of R$ 100,000, maturing in October 2020 (single installment). The loan was paid on September 21, 2020.
(b)

On July 1, 2020, the Company entered into a loan agreement in the amount of R$ 100,000. The loan accrues interest at a rate equal to 100% of the CDI rate plus 2.7% per annum. The loan matures in December 2021.

(c)

On July 1, 2020, the Company entered into two loans agreements in the amount of R$ 100,000 each, maturing in January 2022 (single installments) and an interest rate of 100% CDI plus 2.7%v per annum. Interest on loans is capitalized monthly to be settled in 17 installments from August 2020 to January 2022.

(d)	On February 17, 2020, Nave à Vela, the Company’s subsidiary, entered into a loan agreement in the amount of R$ 2,000 for working capital, to be settled in 21 installments from July 2020 to March 2022.
(e)

On May 29, 2020, Geekie, the Company’s subsidiary, entered into a loan agreement of R$ 10,000. The amount will be settled in 18 installments from December 2020 to May 2022 and bear interest at the rate of 8.2% per annum.

(f)

On October 30, 2020, WPensar, the Company’s subsidiary, entered into a loan agreement in the amount of R$ 63 for working capital, to be settled in 30 installments from June 2021 to November 2023. The loan accrues interest at a rate equal to 3.8% per annum.

Summary of movement in loans and financing

	2020	2019
Balance at beginning of the year	98,561	—
Additions	502,063	100,000
Loan cost	(3,629)	(2,426)
Business combination	8,836	548
Interest expense	19,862	1,002
Interest paid	(13,423)	—
Payment of loans and financing	(301,151)	(563)
Balance at end of year	311,119	98,561